Unaudited Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 68,707,541	$ 62,951,607
Short-term investments	251,600,000	200,350,000
Accounts receivable	3,917,134	89,708
Inventories	889,434	3,822
Prepayments and other current assets	4,190,512	5,749,260
Total current assets	329,304,621	269,144,397
Restricted cash, non-current	510,218
Investments in equity investees	2,648,101	3,149,855
Prepayments for equipment	394,732	275,853
Property and equipment, net	20,450,785	20,494,482
Operating lease right-of-use assets	14,831,960
Land use rights	7,500,231
Intangible assets, net	1,123,651	321,566
Long term deposits	443,054	556,738
Value added tax recoverable	14,421,359	8,044,258
Total assets	391,628,712	301,987,149
Current liabilities:
Short-term borrowings	6,362,312	3,642,616
Accounts payable	20,456,435	37,432,035
Current operating lease liabilities	3,789,064
Other payables	10,442,783	7,766,843
Total current liabilities	41,050,594	48,841,494
Deferred income	2,762,026	2,063,942
Non-current operating lease liabilities	10,703,104
Total liabilities	54,515,724	50,905,436
Commitments and contingencies (Note 15)
Shareholders' equity
Ordinary shares (par value of US$0.00006 per share; 83,333,333 shares authorized, 58,006,967 and 67,753,168 shares issued and outstanding as of December 31,2018 and September 30, 2019, respectively)	4,065	3,481
Additional paid-in capital	728,405,891	498,043,011
Accumulated deficit	(398,267,178)	(249,626,508)
Accumulated other comprehensive income	6,970,210	2,661,729
Total shareholders' equity	337,112,988	251,081,713
Total liabilities and shareholders' equity	$ 391,628,712	$ 301,987,149